BORROWING ACTIVITIES AND ARRANGEMENTS (Narrative) (Detail 3) - USD ($) shares in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
		Mar. 13, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 26, 2015	Sep. 23, 2015
Debt Instrument [Line Items]
Write off deferred financing and discount costs	[1],[2],[3]			$ (7,134)	$ 1,180	$ (11,278)
Issuance of common stock (in shares)				10,925		2,875
7.50% Notes due 2020
Debt Instrument [Line Items]
Write off deferred financing and discount costs				$ 4,200
6.75% Notes due 2022
Debt Instrument [Line Items]
Write off deferred financing and discount costs				$ 1,900
Unsecured borrowings | 7.50% Notes due 2020
Debt Instrument [Line Items]
Rate		7.50%
Senior notes outstanding		$ 200,000			200,000
Redemption price, percentage		103.75%
Redemption price		$ 208,700
Redemption related costs and write-offs		11,700
Redemption prepayment fee		7,500
Write off deferred financing and discount costs		$ 4,200
Unsecured borrowings | 6.75% Notes due 2022
Debt Instrument [Line Items]
Rate							6.75%	6.75%
Senior notes outstanding					$ 575,000			$ 575,000
Redemption related costs and write-offs			$ 21,300
Redemption prepayment fee			19,400
Write off deferred financing and discount costs			$ 1,900

[1]	In 2013, we recorded an $11.3 million interest refinancing gain associated with the write-off of the unamortized premium for debt assumed on 11 HUD mortgage loans that we paid off in May 2013.
[2]	In 2014, we recorded: (a) $2.6 million write-off of deferred financing costs associated with the termination of the 2012 Credit Facilities, (b) $2.0 million write-off of deferred financing costs associated with the termination of our 2013 Term Loan Facility offset by (c) $3.5 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in September and December 2014.
[3]	In 2015, we recorded: (a) $4.2 million of write-offs of unamortized deferred financing costs and discount associated with the early redemption of our 2020 Notes, (b) $1.9 million in net write-offs associated with unamortized deferred financing costs and original issuance premiums/discounts associated with the early redemption of our 2022 Notes, offset by (c) $13.2 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in March, April and December 2015.